RELATED PARTY TRANSACTIONS - Voting agreements (Details) - Brookfield Renewable	12 Months Ended
Dec. 31, 2020
Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	22.00%
Brookfield Americas Infrastructure Fund | Top of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	40.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	50.10%
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	24.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	31.00%
Subsidiaries with material non-controlling interests [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	30.00%
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	25.00%